Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-41434
Entity Registrant Name	NOCERA, INC.
Entity Central Index Key	0001756180
Entity Tax Identification Number	16-1626611
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3F (Building B), No. 185, Sec. 1, Datong Rd.,
Entity Address, Address Line Two	Xizhi Dist.
Entity Address, City or Town	New Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	221
City Area Code	(886)
Local Phone Number	910-163-358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NCRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false